Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Share capital. Warrant A [member] Gilead [member]	Share capital.	Share premium account Warrant A [member] Gilead [member]	Share premium account	Translation differences	Other reserves	Accumulated losses	Warrant A [member] Gilead [member]	Total
Balance at beginning of year (IFRS 9) at Dec. 31, 2018		€ 236,540		€ 1,277,780	€ (1,557)	€ (735)	€ (297,363)		€ 1,214,665
Balance at beginning of year at Dec. 31, 2018		236,540		1,277,780	(1,557)	(735)	(297,779)		1,214,249
Change in accounting policy ( modified retrospective application IFRS 9) (IFRS 9) at Dec. 31, 2018							416		416
Net income/loss (-)							149,845		149,845
Other comprehensive income / loss (-)					415	(4,107)			(3,692)
Total comprehensive income / loss (-)					415	(4,107)	149,845		146,154
Share-based compensation							38,297		38,297
Derecognition of financial liability from share subscription agreement and warrant A				135,702					135,702
Issue of new shares		36,945		923,142					960,087
Share issue costs		(4,447)							(4,447)
Exercise of warrant/ subscription rights	€ 14,162	4,082	€ 353,873	13,085				€ 368,035	17,167
Balance at end of year at Dec. 31, 2019		287,282		2,703,583	(1,142)	(4,842)	(109,223)		2,875,658
Net income/loss (-)							(305,436)		(305,436)
Other comprehensive income / loss (-)					(2,047)	(6,065)			(8,112)
Total comprehensive income / loss (-)					(2,047)	(6,065)	(305,436)		(313,548)
Share-based compensation							79,959		79,959
Exercise of warrant/ subscription rights		4,031		24,257					28,288
Balance at end of year at Dec. 31, 2020		291,312		2,727,840	(3,189)	(10,907)	(334,701)		2,670,355
Net income/loss (-)							(103,231)		(103,231)
Other comprehensive income / loss (-)					1,467	730			2,197
Total comprehensive income / loss (-)					1,467	730	(103,231)		(101,034)
Share-based compensation							70,726		70,726
Exercise of warrant/ subscription rights		763		2,551					3,314
Balance at end of year at Dec. 31, 2021		€ 292,075		€ 2,730,391	€ (1,722)	€ (10,177)	€ (367,205)		€ 2,643,362